FORWARD FUNDS

Forward Hansberger International Growth Fund

(the “Fund”)

Supplement dated August 12, 2005

(to the Forward Funds Investor and Institutional Class Prospectus and SAI dated July 1, 2005)

The following information applies to the Forward Hansberger International Growth Fund only:

Change of Name

Effective September 1, 2005, the name of the Fund will change to Forward International Equity Fund. As of September 1, 2005, all references in the Prospectus and Statement of Additional Information to the Forward Hansberger International Growth Fund will be to Forward International Equity Fund.

Appointment of a New Sub-Advisor

Effective September 1, 2005, the sub-advisor to the Fund will change to Pictet International Management Limited. As of September 1, 2005, all references in the Prospectus and Statement of Additional Information to Hansberger Global Investors, Inc. will be to Pictet International Management Limited.

At a Special Meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 21, 2005, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward Hansberger International Growth Fund (the “Fund”), an Interim Sub-Advisory Agreement (the “Interim

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Sub-Advisory Agreement”) among Forward Management, LLC (the “Investment Advisor”), the Trust and Pictet International Management Limited (“Pictet”) pursuant to which Pictet will manage the assets of the Fund effective September 1, 2005. It is anticipated that the Board of Trustees, including all of the Independent Trustees, at a regular meeting scheduled to be held in September 2005, will approve a permanent Investment Sub-Advisory Agreement (the “Pictet Sub-Advisory Agreement”) among the Investment Advisor, the Trust and Pictet, and recommend that shareholders approve that Agreement.

Pictet was established in 1980 and as of December 31, 2004 had approximately $1.276 billion of assets under management for more than 21 accounts. Pictet International Management Limited forms a part of Pictet Asset Management, the institutional business division of Pictet & Cie, and manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. Pictet is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. Pictet is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2004, Pictet & Cie had approximately $113 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

Shareholder Meeting

In October 2005, a special meeting of shareholders of the Fund will be held to vote on a proposal to approve the Pictet Sub-Advisory Agreement. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders in September 2005.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Shareholder Approval

If the proposal regarding the Pictet Sub-Advisory Agreement is approved by shareholders, the new sub-advisory agreement with Pictet will become effective at that time. Until that time, effective September 1, 2005, the Fund will be sub-advised by Pictet pursuant to the Interim Sub-Advisory Agreement.

Principal Investment Strategy

Effective September 1, 2005, the following language regarding the principal investment strategy of the Fund will replace the heading “Principal Investment Strategy – Investing in International Growth Securities” and first paragraph thereunder on Page 1 of the Prospectus:

Principal Investment Strategy – Investing in International Equity Securities

The Forward International Equity Fund seeks to achieve its investment objective by investing at least 80% of its assets in the equity securities (depositary receipts and common, preferred and convertible securities) of companies organized or located outside of the United States. The Fund’s investment policy of investing 80% of its assets in equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Even though some portfolio companies are based outside of the United States, their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund normally will be diversified among a number of countries throughout the world and expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund will not invest more than 25% of its assets in emerging markets.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Effective September 1, 2005, the following language regarding the principal investment strategy of the Fund will be added to Page 2 of the Prospectus as the last paragraph under the sub-heading “Principal Investment Strategy – Investing in International Equity Securities” which begins on Page 1 of the Prospectus:

The Fund’s sub-advisor seeks to apply a highly disciplined, coherent and clearly defined approach to investment and the construction of the Fund’s portfolio, and a style that is neither uniquely growth nor value as the sub-advisor believes that neither growth nor value characteristics alone are sufficient to analyze all companies at all times. The sub-advisor also seeks to invest in companies which are believed to be reasonably priced and which have good prospects for growth, and in securities the portfolio managers believe have the potential to outperform the Fund’s benchmark index. When considering stocks, the sub-advisor seeks to draw on its internal resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. The sub-advisor employs three complementary methodologies, simple, relative and complex value, to attempt to identify the most mis-priced large companies.

Appointment of a new Sub-Advisor

Effective September 1, 2005, the following information replaces the information found in the paragraph describing the sub-advisor to the Forward Hansberger International Growth Fund on Page 9 of the Prospectus:

The Forward International Equity Fund. Forward Management has engaged the services of Pictet International Management Limited (“Pictet”) to act as sub-advisor for the Forward

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

International Equity Fund. Pictet is located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. As of December 31, 2004, Pictet had approximately $1.276 billion of assets under management for more than 21 accounts. Pictet forms a part of Pictet Asset Management, the institutional business division of Pictet & Cie, and manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Pictet is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. Pictet is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2004, Pictet & Cie had approximately $113 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

Prior to September 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund and its sub-advisor was Hansberger Global Investors, Inc. Prior to January 2002, the Forward Hansberger International Growth Fund was known as the Hansberger International Growth Fund. In addition, prior to March 2000, the Fund was known as the International Equity Fund and its Sub-Advisor was Templeton Investment Counsel, Inc.

Portfolio Manager Change

Effective September 1, 2005, the following information replaces the information found under the heading “The Sub-Advisors” on Page 60-61 of the Prospectus, beginning with the sub-heading “Forward Hansberger International Growth Fund”:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Forward International Equity Fund

Pictet International Management Limited (“Pictet”) serves as Sub-Advisor for the Forward International Equity Fund. The Sub-Advisor was established in 1980 and as of December 31, 2004 had approximately $1.276 billion of assets under management for more than 21 accounts. Pictet International Management Limited forms a part of Pictet Asset Management, the institutional business division of Pictet & Cie, and manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. Pictet is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. Pictet is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2004, Pictet & Cie had approximately $113 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners.

The Forward International Equity Fund is team managed. The persons responsible for the day-to-day management of the Fund’s portfolio and their areas of responsibility are: Richard Heelis, Head of the Regional Equities Team and Senior Investment Manager; Fabio Paolini, CFA, Senior Investment Manager in the Regional Equities Team; and Aylin Suntay, Senior Investment Manager in the Regional Equities Team.

Mr. Heelis joined Pictet Asset Management in 1999 as a Senior Investment Manager. Mr. Heelis began his career in 1984 as a member of the Economics/Strategy team at Norwich Union, and moved to the Norwich Union Far East Team in 1987. Initially covering both the Australian and Japanese markets, as well as

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

developing derivative evaluation models, Mr. Heelis assumed full responsibility for all Norwich Union’s Japanese Equity Portfolios in 1993. Mr. Heelis graduated with Masters Degree in Economics (with honors) from the University of Edinburgh and is an Associate member of the UK Society of Investment Professionals.

Mr. Paolini joined the Research Department of Pictet & Cie in 1994, initially in the Economics team and then in the European equities research team. In 1997 Mr. Paolini joined Pictet Asset Management where he was responsible for Global and European equities mandates. Before transferring to Pictet in 1999, Mr. Paolini spent four months on secondment with Brown Brothers Harriman in New York. Mr. Paolini earned his degree in Economics from the University of Siena (Italy), obtained a CFPI/AZEK in 1996 and received the Chartered Financial Analyst (CFA) in 1999.

Aylin Suntay joined Pictet in 2001. Before joining Pictet she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001. Ms. Suntay worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK between 1997-1999. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School.

Portfolio Manager Disclosure

Effective September 1, 2005, the following information replaces the information found in the paragraph describing the

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Portfolio Managers to the Forward Hansberger International Growth Fund on Page 15-16 of the SAI:

Forward International Equity Fund. Pictet constructs the portfolio using a team approach. Richard Heelis, Head & Senior Investment Manager, Fabio Paolini, Senior Investment Manager, and Aylin Suntay, Senior Investment Manager are responsible for the day-to-day management of the Forward International Equity Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Heelis and Paolini and Ms. Suntay managed as of June 30, 2005:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for Which Advisory Fee is Performance- Based	Assets Managed for Which Advisory Fee is Performance- Based
Registered Investment Companies	1	$10.8 million	0	$0
Other Pooled Investment Vehicles	1	$193.9 million	0	$0
Other Accounts	13	$25.4 million	0	$0

See below under “Forward International Small Companies Fund,” for a description of Pictet’s potential conflicts of interest.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05

Proxy Voting Policies

Effective September 1, 2005, the paragraph describing the Proxy Voting Policies of Hansberger Global Investors, Inc. on Page 25 of the SAI is deleted. For the Proxy Voting Policies of Pictet, please see Page 26-27 of the SAI.

Change in Investment Policies

Effective September 1, 2005, the following information will replace the first two paragraphs on Page 35 of the SAI under the heading “Investment Policies”:

Forward International Equity Fund. The Forward International Equity Fund will seek its investment objective by investing at least 80% of its assets in equity securities of companies located outside the United States. The Forward International Equity Fund expects to invest predominantly in common stocks, but may also invest in all types of equity securities including preferred stocks, depositary receipts and convertible securities. There are no limits on the types of equity securities that may be purchased so long as they are publicly traded. The securities of companies organized or located outside of the United States may be traded on U.S. securities markets.

The Forward International Equity Fund may invest up to 25% of its assets in emerging markets. The Sub-Advisor has broad discretion to identify and invest in countries it considers that qualify as emerging market securities. However, an emerging market will generally be considered as one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FFHIGSUP 08/05